GOODWILL AND INTANGIBLE ASSETS: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in carrying amount of trademarks
Original cost	$ 193,767	$ 193,767
Accumulated impairment losses of goodwill	0
Trademarks
Changes in carrying amount of trademarks
Accumulated impairment losses, balance at the beginning of the period	(18,743)	(18,743)	(18,743)
Carrying amount, balance at the beginning of the period	175,024	175,024	175,024
Carrying amount, balance at the end of the period	175,024	175,024	175,024
Accumulated impairment losses, balance at the end of the period	$ (18,743)	$ (18,743)	$ (18,743)